Earnings (Loss) Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 01, 2014		Mar. 02, 2013		Mar. 03, 2012
Earnings Per Share [Line Items]
Net income (loss) for basic and diluted earnings (loss) per share available to common shareholders from continuing operations	$ (5,873)		$ (628)		$ 1,171
Net loss for basic and diluted loss per share available to common shareholders from discontinued operations	$ 0		$ (18)		$ (7)
Weighted-average number of shares outstanding (000's) - basic	525,168,000		524,160,000		524,101,000
Effect of dilutive securities (000's) - stock-based compensation	0	[1],[2]	0	[1],[2]	89,000	[1],[2]
Weighted-average number of shares and assumed conversions (000's) - diluted	525,168,000		524,160,000		524,190,000
Earnings (loss) per share - reported Basic, dollars per share earnings (loss) per share from continuing operations	$ (11.18)		$ (1.20)		$ 2.23
Basic and diluted loss per share from discontinued operations, dollars per share	$ 0.00		$ (0.03)		$ (0.01)
Total basic and diluted earnings (loss) per share, dollars per share	$ (11.18)		$ (1.23)		$ 2.22
Total diluted earnings (loss) per share	$ (11.18)		$ (1.23)		$ 2.22
Restricted Stock
Earnings Per Share [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	17,620,882

[1]	The Company has not presented the dilutive effect of in-the-money options or RSUs that will be settled upon vesting by the issuance of new common shares in the calculation of loss per share for the year ended March 1, 2014 as to do so would be antidilutive. As at March 1, 2014, there were 346,264 options and 17,620,882 RSUs outstanding that were in-the-money and may have a dilutive effect on earnings (loss) per share in future periods.
[2]	The Company has not presented the dilutive effect of the Debentures as to do so would be antidilutive. See Note 8 for details on the Debentures.